Intangible assets - Termination of R&D activities (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in intangible assets
Post-tax weighted average cost of capital	7.00%	7.00%	7.00%
Impairment	$ 1,033,000,000	$ 683,000,000	$ 491,000,000
Carrying value	20,833,000,000	21,959,000,000	26,188,000,000
Increase in impairment charge due to changes in assumptions of valuation model		$ 70,000,000
Group's valuation model		5
useful life reduced by one year
Disclosure of reconciliation of changes in intangible assets
Increase (decrease) in net book value	(303,000,000)
useful life extended by one year
Disclosure of reconciliation of changes in intangible assets
Increase (decrease) in net book value	201,000,000
Launched products
Disclosure of reconciliation of changes in intangible assets
Impairment	425,000,000	$ 144,000,000
Launched products | Bydureon
Disclosure of reconciliation of changes in intangible assets
Impairment	154,000,000
Carrying value	$ 747,000,000
Launched products | Bydureon | Projected revenue fall by 10%
Disclosure of reconciliation of changes in intangible assets
Group's valuation model	10
Impairment charge	$ 102,000,000
Launched products | Qtern
Disclosure of reconciliation of changes in intangible assets
Impairment	89,000,000
Carrying value	233,000,000
Launched products | Eklira/Tudorza
Disclosure of reconciliation of changes in intangible assets
Impairment	84,000,000	114,000,000
Carrying value	192,000,000	396,000,000
Launched products | Movantik
Disclosure of reconciliation of changes in intangible assets
Impairment		30,000,000	174,000,000
Carrying value		59,000,000	106,000,000
Launched products | Byetta
Disclosure of reconciliation of changes in intangible assets
Impairment			92,000,000
Carrying value			407,000,000
Launched products | FluMist
Disclosure of reconciliation of changes in intangible assets
Impairment	52,000,000		121,000,000
Carrying value	172,000,000		267,000,000
Launched products | Other medicines
Disclosure of reconciliation of changes in intangible assets
Impairment	46,000,000
Products in development | MEDI0680
Disclosure of reconciliation of changes in intangible assets
Impairment		470,000,000
Products in development | Epanova
Disclosure of reconciliation of changes in intangible assets
Impairment	533,000,000
Products in development | Tralokinumab
Disclosure of reconciliation of changes in intangible assets
Impairment			53,000,000
Products in development | Ardea
Disclosure of reconciliation of changes in intangible assets
Carrying value		1,172,000,000
Products in development | Other intangibles
Disclosure of reconciliation of changes in intangible assets
Impairment	76,000,000	95,000,000	51,000,000
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Carrying value	$ 552,000,000	$ 491,000,000	$ 632,000,000